Redeemable noncontrolling interests - Summary of Redeemable noncontrolling Interests Balance (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 30,552
Net loss attributable to redeemable noncontrolling interests	(42)
Adjustment of redeemable noncontrolling interests to redemption value	191
Reclassification to permanent equity	¥ (30,701)